Legal and administrative proceedings (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,060
Payments	(909)
Translation adjustment	(591)
Balance at the ending	1,970
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	90
Additions and reversals, net	80
Payments	(15)
Indexation and interest	71
Translation adjustment	(25)
Balance at the ending	201
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	380
Additions and reversals, net	29
Payments	(72)
Indexation and interest	31
Acquisition of Alianca Energia	6
Translation adjustment	(84)
Balance at the ending	290
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	514
Additions and reversals, net	191
Payments	(111)
Indexation and interest	8
Translation adjustment	(120)
Balance at the ending	482
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	15
Additions and reversals, net	3
Indexation and interest	2
Acquisition of Alianca Energia	27
Translation adjustment	(7)
Balance at the ending	40
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	999
Additions and reversals, net	303
Payments	(198)
Indexation and interest	112
Acquisition of Alianca Energia	33
Translation adjustment	(236)
Balance at the ending	$ 1,013